Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and other intangible assets (Tables) [Abstract]
Summary of goodwill and other intangible assets

	December 31, 2010			December 31, 2009
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill
PBM(1)	$5,513.1	$(107.4)	$5,405.7	$5,523.9	$(107.3)	$5,416.6
EM(1)	80.5	—	80.5	80.5	—	80.5

	$5,593.6	$(107.4)	$5,486.2	$5,604.4	$(107.3)	$5,497.1

Other intangible assets
PBM
Customer contracts	$2,018.7	$(346.4)	$1,672.3	$2,018.3	$(197.8)	$1,820.5
Other(2)	20.8	(5.0)	15.8	27.9	(10.9)	17.0

	2,039.5	(351.4)	1,688.1	2,046.2	(208.7)	1,837.5

EM
Customer relationships	68.4	(32.2)	36.2	68.4	(25.8)	42.6
Other	0.7	—	0.7	0.7	—	0.7

	69.1	(32.2)	36.9	69.1	(25.8)	43.3

Total other intangible assets	$2,108.6	$(383.6)	$1,725.0	$2,115.3	$(234.5)	$1,880.8

(1)	As discussed in Note 13 – Segment Information, during the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. All amounts at December 31, 2010 and 2009 have been restated for comparability.
(2)	Changes in other intangible assets are a result of the write-off of $11.0 million of deferred financing fees related to the credit facility terminated during 2010 and the capitalization of $3.9 million of deferred financing fees related to the new credit facility (see Note 8 – Financing).

Summary of change in net carrying value of goodwill by business segment

(in millions)	PBM	EM(3)	Total
Balance at December 31, 2008	$2,778.5	$80.5	$2,859.0
Acquisitions (1)	2,686.7	—	2,686.7
Foreign currency translation and other	(48.6)	—	(48.6)

Balance at December 31, 2009	$5,416.6	$80.5	$5,497.1

Adjustment to purchase price allocation (2)	(17.8)	—	(17.8)
Foreign currency translation and other	6.9	—	6.9

Balance at December 31, 2010	$5,405.7	$80.5	$5,486.2

(1)	Represents the acquisition of NextRx in December 2009.
(2)	Represents adjustments to purchase price, including settlement of working capital adjustment.
(3)	Excludes discontinued operations of PMG.